Note 9 - Stock-based Compensation - Summary of Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance, shares available for grant (in shares)	1,744,811	1,032,211
Balance, weighted average exercise price per share (in dollars per share)	$ 6.53	$ 8.90
Aggregate intrinsic value	$ 388,461	$ 1,047,197	$ 169,495
Granted, shares available for grant (in shares)	425,648	733,400
Granted, weighted average exercise price per share (in dollars per share)	$ 7.48	$ 3.42
Cancelled, shares available for grant (in shares)	(32,360)
Forfeitures , shares available for grant (in shares)	(600)	(20,800)
Forfeitures, weighted average exercise price per share (in dollars per share)	$ 15.10	$ 15.10
Cancelled, weighted average exercise price per share (in dollars per share)	$ 2.42
Balance, shares available for grant (in shares)	2,137,499	1,744,811
Balance, weighted average exercise price per share (in dollars per share)	$ 6.77	$ 6.53